Segment Reporting Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales and revenues	$ 16,355.2	$ 10,292.9	$ 8,086.5
Investment income	38.2	21.1	22.3
Income before income taxes	1,506.9	660.3	175.0
Depreciation and amortization	673.8	623.2	651.7
Expenditures for long-lived assets	1,841.6	883.8	971.0
Assets	17,172.7	14,234.1	14,569.0
Truck and Other
Segment Reporting Information [Line Items]
Net sales and revenues	15,325.9	9,325.1	7,076.7
Income before income taxes	1,232.3	485.7	68.1
Assets	7,771.3	6,355.9	6,137.7
Truck and Other | Trucks
Segment Reporting Information [Line Items]
Total sales and revenues	15,922.8	9,591.3	7,388.6
Less intersegment sales and revenues	(715.1)	(354.0)	(394.6)
Net sales and revenues	15,207.7	9,237.3	6,994.0
Income before income taxes	1,258.8	501.0	25.9
Depreciation and amortization	318.6	276.7	277.2
Expenditures for long-lived assets	879.1	373.9	324.2
Assets	4,685.3	3,742.2	3,849.1
Truck and Other | Other products
Segment Reporting Information [Line Items]
Net sales and revenues	118.2	87.8	82.7
Income before income taxes	(26.5)	(15.3)	42.2
Depreciation and amortization	9.2	9.0	10.1
Expenditures for long-lived assets	28.2	4.3	0.8
Truck and Other | Other Current Assets and Other Long-Term Assets
Segment Reporting Information [Line Items]
Assets	185.3	181.2	232.6
Truck and Other | Cash, Cash Equivalents and Marketable Securities
Segment Reporting Information [Line Items]
Assets	2,900.7	2,432.5	2,056.0
Financial Services
Segment Reporting Information [Line Items]
Net sales and revenues	1,029.3	967.8	1,009.8
Income before income taxes	236.4	153.5	84.6
Depreciation and amortization	346.0	337.5	364.4
Expenditures for long-lived assets	934.3	505.6	646.0
Assets	$ 9,401.4	$ 7,878.2	$ 8,431.3